Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Issuance expenses related to issuance of ordinary shares and warrants	$ 512	$ 973
Issuance expenses related to exercise of warrant		$ 386
Issuance expenses related to ATM net of issuance costs	$ 152